ACQUISITION OF MARITIME RESOURCES CORP. - Share-for-debt settlement (Details)		12 Months Ended
	Nov. 26, 2025 CAD ($) shares	Dec. 31, 2025 CAD ($)	Nov. 13, 2025 CAD ($)	Nov. 13, 2025 USD ($)
ACQUISITION OF MARITIME RESOURCES CORP.
Settlement agreement, Fair value of shares issued		$ 4,632,963
Maritime Resources Corp
ACQUISITION OF MARITIME RESOURCES CORP.
Aggregate amount of outstanding debt			$ 3,276,712	$ 620,238
Settlement agreement, Share issued | shares	1,085,003
Settlement agreement, Fair value of shares issued	$ 4,632,963
Settlement agreement, Loss under transaction cost		$ 1,356,251